Interest in entities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Subsidiaries with Participation of Non-Controlling Shareholders
Non-controlling

shareholders have interests in the entities listed below, however, based on contractual agreements and analysis of the applicable accounting standards, the Company has control and therefore consolidate the following entities:

12.31.2020
Entity	Country	Embraer Group interest%	Non-controlling interest		Comprehensive income
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%	60.5	3.9
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%	—	—
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	17.3	(1.7)
Embraer CAE Training Services	United States of America	51.0%	49.0%	22.9	6.0
Tempest Serviços de Informática S.A.	Brasil	61.0%	39.0%	11.9	0.3

				112.6

12.31.2019
Entity	Country	Embraer Group interest%	Non-controlling interest		Comprehensive income
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%	53.9	3.0
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%	—	—
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	20.0	(0.5)
Embraer CAE Training Services	United States of America	51.0%	49.0%	23.0	10.2

				96.9

12.31.2018
Entity	Country	Embraer Group interest%	Non-controlling interest		Comprehensive income
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%	54.3	9.6
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%	—	—
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	19.1	(0.3)
Embraer CAE Training Services	United States of America	51.0%	49.0%	20.9	7.8

				94.3

Summary of Financial Position of the Group Entities that have Non-Controlling Interest
The financial position of the most significant entity with

non-controlling

interests is summarized below, which is OGMA—Indústria Aeronáutica de Portugal S.A. Other entities combined represent less than 5% of consolidated profit before taxes on income.

	12.31.2020	12.31.2019
Cash and cash equivalents	67.8	24.3
Current assets	217.9	180.2
Non current assets	64.4	60.8
Current liabilities	109.1	86.5
Non current liabilities	0.4	0.4
Noncontrolling interest	60.5	53.9

	12.31.2020	12.31.2019	12.31.2018
Revenue	287.1	277.5	240.5
Net income for the year	3.9	3.0	9.6